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                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-84762
                                                      1940 Act File No. 811-8648


                                 WT MUTUAL FUND
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890
                                 (302) 651-8392

                                November 4, 2005

FILED VIA EDGAR
---------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  WT Mutual Fund: Rule 497(j) Filing
          ----------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned certifies on behalf of WT Mutual Fund (the "Trust") that the forms of:

     (a) Prospectuses dated November 1, 2005 for (i) Investor Shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund, (ii) Service Shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund, (iii) Investor Shares of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington Short-Term Bond Fund, (iv) Investor Shares of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Small-Cap Core Fund, (v) Investor Shares of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund, (vi) Service Shares of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund, (vii) Institutional Shares of the Roxbury
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          Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap
          Fund, and (viii) Investor Shares of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund; and

     (b)  Statements of Additional Information dated November 1, 2005 for the
          (i) Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and the Roxbury Micro-Cap Fund, and (ii) Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund;

that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34 to the Registration Statement of the Trust, which was filed electronically with the Securities Exchange Commission via EDGAR on October 28, 2005.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.


                                             Very truly yours,



                                             /s/ John J. Kelley
                                             Chief Financial Officer


cc:  Mr. Robert C. Christian
     Joseph V. Del Raso, Esq.




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